PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 39,706	$ 48,268	$ 117,745	$ 123,661	$ 163,799	$ 88,516